Total Stock-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense, before income taxes	$ 28.0	$ 24.4	$ 21.8
Cost of services
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense, before income taxes	3.9	3.6	3.6
Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense, before income taxes	$ 24.1	$ 20.8	$ 18.2